TRADE AND OTHER RECEIVABLES - Aging analysis of trade and other accounts receivables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	14.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 14,971
Weighted average loss rate, receivables other then from subscribers and dealers	5.00%
Gross carrying amount, receivables other then from subscribers and dealers	₽ 12,238
Weighted average loss rate, handset sales financing (as a Percent)	11.00%
Gross carrying amount, handset sales financing	₽ 14,252
Trade and other receivables	34,543	₽ 28,017
Neither past due nor impaired
Age of trade and other accounts receivables that are past due but not impaired
Trade and other receivables		22,551
Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(2,095)
Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers	(717)
Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (1,506)
Current | Not credit impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	1.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 1,300
Weighted average loss rate, receivables other then from subscribers and dealers	1.00%
Gross carrying amount, receivables other then from subscribers and dealers	₽ 6,656
Weighted average loss rate, handset sales financing (as a Percent)	2.00%
Gross carrying amount, handset sales financing	₽ 12,352
Current | Not credit impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(5)
Current | Not credit impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers	(11)
Current | Not credit impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (205)
Up to 30 days | Not credit impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	8.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 9,707
Weighted average loss rate, receivables other then from subscribers and dealers	1.00%
Gross carrying amount, receivables other then from subscribers and dealers	₽ 1,147
Weighted average loss rate, handset sales financing (as a Percent)	13.00%
Gross carrying amount, handset sales financing	₽ 414
Up to 30 days | Not credit impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(761)
Up to 30 days | Not credit impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers	(3)
Up to 30 days | Not credit impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (52)
31 - 60 days past due | Not credit impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	14.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 1,963
Weighted average loss rate, receivables other then from subscribers and dealers	1.00%
Gross carrying amount, receivables other then from subscribers and dealers	₽ 615
Weighted average loss rate, handset sales financing (as a Percent)	43.00%
Gross carrying amount, handset sales financing	₽ 93
31 - 60 days past due | Not credit impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(285)
31 - 60 days past due | Not credit impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers	(5)
31 - 60 days past due | Not credit impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (40)
60 - 90 days past due | Not credit impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	29.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 719
Weighted average loss rate, receivables other then from subscribers and dealers	2.00%
Gross carrying amount, receivables other then from subscribers and dealers	₽ 396
Weighted average loss rate, handset sales financing (as a Percent)	58.00%
Gross carrying amount, handset sales financing	₽ 68
60 - 90 days past due | Not credit impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(227)
60 - 90 days past due | Not credit impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers	(9)
60 - 90 days past due | Not credit impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (39)
More than 90 days past due | Impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	60.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 1,282
Weighted average loss rate, receivables other then from subscribers and dealers	19.00%
Gross carrying amount, receivables other then from subscribers and dealers	₽ 3,424
Weighted average loss rate, handset sales financing (as a Percent)	88.00%
Gross carrying amount, handset sales financing	₽ 1,325
More than 90 days past due | Impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(817)
More than 90 days past due | Impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers	(689)
More than 90 days past due | Impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (1,170)
Less than 60 days | Past due, but not impaired
Age of trade and other accounts receivables that are past due but not impaired
Trade and other receivables		3,265
61-150 days | Past due, but not impaired
Age of trade and other accounts receivables that are past due but not impaired
Trade and other receivables		872
More than 150 days | Past due, but not impaired
Age of trade and other accounts receivables that are past due but not impaired
Trade and other receivables		₽ 1,329